CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2016 CNY (¥)	Oct. 31, 2015 item	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) item
Issuance cost on IPO			¥ 339,355
Supplemental disclosure on non-cash investing and financing activities:
Number of network partners acquired | item					7
Number of entities from which workforce was acquired | item		6
Payables for purchase of property and equipment			¥ 574,811	¥ 68,900	¥ 91,106
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Supplemental disclosure on non-cash investing and financing activities:
Interest acquired (as a percent)	40.00%
Issuance of equity consideration	¥ 30,066
Cash consideration	30,660
Fair value of assets acquired and liabilities assumed	¥ 85,923